Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	$ 58,822
Property plant and equipment ending balance	55,560	$ 58,822
Assets transferred to Property, plant and equipment from Intangible assets	240	1,280
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,328
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,341
Drilling rigs
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	460
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	202,191	199,586
Additions through business acquisition	2,219	1,923
Additions and transfers	13,155	11,761
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	(73)	827
Disposals	(7,385)	(4,771)
Assets reclassified to held for sale	(8,585)	(4,198)
Foreign currency translation effects	(12,145)	(2,937)
Property plant and equipment ending balance	189,377	202,191
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(143,369)	(143,088)
Disposals	5,804	4,533
Assets reclassified to held for sale	4,346	3,183
Foreign currency translation effects	8,939	2,251
Depreciation	(9,656)	(9,350)
Impairment	(71)	(1,188)
Reversal of impairment	191	290
Transfers	0	(2)
Property plant and equipment ending balance	(133,817)	(143,369)
Property, plant and equipment | Machinery, equipment and transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	250
Property plant and equipment ending balance	$ 271	$ 250
Property, plant and equipment | Machinery, equipment and transportation equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years	3 years
Property, plant and equipment | Machinery, equipment and transportation equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Property, plant and equipment | Machinery, equipment and transportation equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	$ 1,438	$ 1,343
Additions through business acquisition	0	48
Additions and transfers	79	113
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	0	0
Disposals	(30)	(64)
Assets reclassified to held for sale	(1)	(1)
Foreign currency translation effects	(40)	0
Property plant and equipment ending balance	1,446	1,438
Property, plant and equipment | Machinery, equipment and transportation equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(1,188)	(1,203)
Disposals	29	52
Assets reclassified to held for sale	0	1
Foreign currency translation effects	30	7
Depreciation	(48)	(44)
Impairment	0	(2)
Reversal of impairment	2	0
Transfers	0	1
Property plant and equipment ending balance	(1,175)	(1,188)
Property, plant and equipment | Production plants and oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	39,585
Property plant and equipment ending balance	33,255	39,585
Property, plant and equipment | Production plants and oil and gas assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	170,911	171,948
Additions through business acquisition	2,062	1,121
Additions and transfers	5,817	7,286
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	(183)	772
Disposals	(6,538)	(3,567)
Assets reclassified to held for sale	(6,679)	(3,944)
Foreign currency translation effects	(10,473)	(2,705)
Property plant and equipment ending balance	154,917	170,911
Property, plant and equipment | Production plants and oil and gas assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(131,325)	(131,455)
Disposals	5,154	3,355
Assets reclassified to held for sale	4,318	3,176
Foreign currency translation effects	8,372	2,142
Depreciation	(8,272)	(7,976)
Impairment	(64)	(844)
Reversal of impairment	158	288
Transfers	(2)	(11)
Property plant and equipment ending balance	(121,661)	(131,325)
Property, plant and equipment | Refining and manufacturing plants
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	1,325
Property plant and equipment ending balance	$ 1,016	$ 1,325
Property, plant and equipment | Refining and manufacturing plants | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	15 years	15 years
Property, plant and equipment | Refining and manufacturing plants | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	30 years	30 years
Property, plant and equipment | Refining and manufacturing plants | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	$ 8,105	$ 8,285
Additions through business acquisition	0	339
Additions and transfers	55	60
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	0	0
Disposals	(88)	(446)
Assets reclassified to held for sale	0	0
Foreign currency translation effects	(585)	(133)
Property plant and equipment ending balance	7,486	8,105
Property, plant and equipment | Refining and manufacturing plants | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(6,780)	(6,763)
Disposals	70	442
Assets reclassified to held for sale	0	0
Foreign currency translation effects	435	88
Depreciation	(202)	(224)
Impairment	0	(323)
Reversal of impairment	7	0
Transfers	0	0
Property plant and equipment ending balance	(6,470)	(6,780)
Property, plant and equipment | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	254
Property plant and equipment ending balance	$ 312	$ 254
Property, plant and equipment | Land and buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years	10 years
Property, plant and equipment | Land and buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	33 years	33 years
Property, plant and equipment | Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	$ 591	$ 562
Additions through business acquisition	0	38
Additions and transfers	99	19
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	0	0
Disposals	(5)	(29)
Assets reclassified to held for sale	(8)	0
Foreign currency translation effects	(17)	1
Property plant and equipment ending balance	660	591
Property, plant and equipment | Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(337)	(338)
Disposals	3	28
Assets reclassified to held for sale	4	0
Foreign currency translation effects	9	0
Depreciation	(29)	(26)
Impairment	0	0
Reversal of impairment	0	0
Transfers	0	(1)
Property plant and equipment ending balance	(349)	(337)
Property, plant and equipment | Assets under development
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	13,980
Property plant and equipment ending balance	17,278	13,980
Property, plant and equipment | Assets under development | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	14,097	10,815
Additions through business acquisition	157	370
Additions and transfers	5,866	3,197
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	110	55
Disposals	(188)	(30)
Assets reclassified to held for sale	(1,831)	(245)
Foreign currency translation effects	(857)	(64)
Property plant and equipment ending balance	17,354	14,097
Property, plant and equipment | Assets under development | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(117)	(135)
Disposals	3	22
Assets reclassified to held for sale	0	0
Foreign currency translation effects	10	3
Depreciation	0	0
Impairment	0	(18)
Reversal of impairment	25	3
Transfers	2	10
Property plant and equipment ending balance	(76)	(117)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	3,427
Property plant and equipment ending balance	$ 3,428	$ 3,427
Right of use assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year	1 year
Right of use assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Right of use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	$ 7,050	$ 6,633
Additions through business acquisition	0	8
Additions and transfers	1,239	1,087
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	0	0
Disposals	(537)	(634)
Assets reclassified to held for sale	(66)	(8)
Foreign currency translation effects	(172)	(36)
Property plant and equipment ending balance	7,514	7,050
Right of use assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(3,623)	(3,194)
Disposals	544	634
Assets reclassified to held for sale	23	6
Foreign currency translation effects	82	10
Depreciation	(1,105)	(1,079)
Impairment	(7)	(1)
Reversal of impairment	0	0
Transfers	0	0
Property plant and equipment ending balance	$ (4,087)	$ (3,623)